Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Series Trust Prospectus,

dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Series Trust Prospectus, dated June 30, 2015.

Amendments Dated February 3, 2016

GMO Emerging Country Debt Series Fund

Thomas Cooper and Tina Vandersteel serve as Senior Members and Co-Heads of the Emerging Country Debt Team of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), investment adviser to GMO Emerging Country Debt Series Fund (“ECDSF”).

As part of a transition plan, Mr. Cooper will be reducing his involvement in the day-to-day management of ECDSF over the coming months. Mr. Cooper will remain involved in the management of ECDSF’s portfolio through his retirement on September 30, 2016. Thereafter, Ms. Vandersteel will be the sole Senior Member and Head of the Emerging Country Debt Team. All references to the “Senior Members” of the Emerging Country Debt Team in the Prospectus are amended, and a footnote to the table below under “Management of the Trust” has been added, to reflect the foregoing.

ECDSF invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), a series of GMO Trust not offered in this Prospectus. Effective February 1, 2016, ECDF charges a purchase premium of 0.75% of the amount invested and a redemption fee of 0.75% of the amount redeemed. The section captioned “Shareholder fees” on page 52 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.75%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.75%[1]

In addition, the section captioned “Example” on page 52 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class R4	$241	$437	$163	$353
Class R5	$226	$390	$148	$306
Class R6	$216	$359	$138	$274

All Prior Amendments

GMO International Bond Series Fund

The Board of Trustees of GMO Series Trust approved the termination of GMO International Bond Series Fund (“IBSF”), effective September 24, 2015. All references to IBSF in the Prospectus are amended to reflect the foregoing.

In addition, the Board of Trustees of GMO Trust approved the liquidation and termination of GMO International Bond Fund (“IBF”), an underlying GMO Fund. IBF was liquidated on September 30, 2015. All references to IBF in the Prospectus are amended to reflect the foregoing.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 70-71 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Emerging Country Debt Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Series Trust Prospectus,

dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Series Trust Prospectus, dated June 30, 2015.

Amendments Dated February 3, 2016

GMO Emerging Country Debt Series Fund

Thomas Cooper and Tina Vandersteel serve as Senior Members and Co-Heads of the Emerging Country Debt Team of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), investment adviser to GMO Emerging Country Debt Series Fund (“ECDSF”).

As part of a transition plan, Mr. Cooper will be reducing his involvement in the day-to-day management of ECDSF over the coming months. Mr. Cooper will remain involved in the management of ECDSF’s portfolio through his retirement on September 30, 2016. Thereafter, Ms. Vandersteel will be the sole Senior Member and Head of the Emerging Country Debt Team. All references to the “Senior Members” of the Emerging Country Debt Team in the Prospectus are amended, and a footnote to the table below under “Management of the Trust” has been added, to reflect the foregoing.

ECDSF invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), a series of GMO Trust not offered in this Prospectus. Effective February 1, 2016, ECDF charges a purchase premium of 0.75% of the amount invested and a redemption fee of 0.75% of the amount redeemed. The section captioned “Shareholder fees” on page 52 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Fees paid directly from your investment	Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	0.00%	0.75%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%	0.75%[1]

In addition, the section captioned “Example” on page 52 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class R4	$241	$437	$163	$353
Class R5	$226	$390	$148	$306
Class R6	$216	$359	$138	$274

GMO International Bond Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Series Trust Prospectus,

dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Series Trust Prospectus, dated June 30, 2015.

All Prior Amendments

GMO International Bond Series Fund

The Board of Trustees of GMO Series Trust approved the termination of GMO International Bond Series Fund (“IBSF”), effective September 24, 2015. All references to IBSF in the Prospectus are amended to reflect the foregoing.

In addition, the Board of Trustees of GMO Trust approved the liquidation and termination of GMO International Bond Fund (“IBF”), an underlying GMO Fund. IBF was liquidated on September 30, 2015. All references to IBF in the Prospectus are amended to reflect the foregoing.